Shareholder Report, Line Graph (Details) 190692_Baird Chautauqua Global Growth Fund_Investor Class Shares_TSR Annual {Investor Class Shares} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 15, 2016	Dec. 31, 2025
Investor Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class Shares | CCGSX
Accumulated Value	$ 25,482	$ 21,953	$ 18,924	$ 23,750	$ 21,084	$ 15,285	$ 11,782	$ 13,839	$ 10,080	$ 10,000	$ 31,118
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Index
Accumulated Value	$ 24,357	$ 20,731	$ 16,965	$ 20,781	$ 17,531	$ 15,080	$ 11,912	$ 13,150	$ 10,607	$ 10,000	$ 29,798